LEASES (Tables)	12 Months Ended
Mar. 31, 2020
Leases [Abstract]
Future minimum payments under operating lease
Operating
Annual Fiscal Years	lease
2021	$136,543
2022	153,432
2023	158,028
2024	40,692
Less:
Imputed interest	(78,548)
Lease incentive	(139,197)
Present value of lease liabilities	$270,950